Distribution Date:	10/18/21	Morgan Stanley Capital I Trust 2019-L3
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-L3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		www.lnrpartners.com	(305) 695-5600
Mortgage Loan Detail (Part 1)	14-16		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61691UBA6	2.179000%	11,300,000.00	8,959,983.44	144,859.73	16,269.84	0.00	0.00	161,129.57	8,815,123.71	30.07%	30.00%
A-2	61691UBB4	2.529000%	9,200,000.00	9,200,000.00	0.00	19,389.00	0.00	0.00	19,389.00	9,200,000.00	30.07%	30.00%
A-SB	61691UBC2	3.067000%	24,600,000.00	24,600,000.00	0.00	62,873.50	0.00	0.00	62,873.50	24,600,000.00	30.07%	30.00%
A-3	61691UBD0	2.874000%	243,051,000.00	243,051,000.00	0.00	582,107.14	0.00	0.00	582,107.14	243,051,000.00	30.07%	30.00%
A-4	61691UBE8	3.127000%	426,667,000.00	426,667,000.00	0.00	1,111,823.09	0.00	0.00	1,111,823.09	426,667,000.00	30.07%	30.00%
A-S	61691UBH1	3.490000%	94,458,000.00	94,458,000.00	0.00	274,715.35	0.00	0.00	274,715.35	94,458,000.00	20.80%	20.75%
B	61691UBJ7	3.660012%	53,612,000.00	53,612,000.00	0.00	163,517.16	0.00	0.00	163,517.16	53,612,000.00	15.54%	15.50%
C	61691UBK4	3.660012%	44,676,000.00	44,676,000.00	0.00	136,262.26	0.00	0.00	136,262.26	44,676,000.00	11.15%	11.13%
D	61691UAJ8	2.500000%	26,805,000.00	26,805,000.00	0.00	55,843.75	0.00	0.00	55,843.75	26,805,000.00	8.52%	8.50%
E	61691UAL3	2.500000%	20,424,000.00	20,424,000.00	0.00	42,550.00	0.00	0.00	42,550.00	20,424,000.00	6.52%	6.50%
F	61691UAN9	2.750000%	11,488,000.00	11,488,000.00	0.00	26,326.67	0.00	0.00	26,326.67	11,488,000.00	5.39%	5.38%
G	61691UAQ2	2.750000%	10,212,000.00	10,212,000.00	0.00	23,402.50	0.00	0.00	23,402.50	10,212,000.00	4.39%	4.38%
H	61691UAS8	2.750000%	10,211,000.00	10,211,000.00	0.00	23,400.21	0.00	0.00	23,400.21	10,211,000.00	3.38%	3.38%
J-RR* 61691UAU3		3.660012%	34,465,361.00	34,465,361.00	0.00	105,119.71	0.00	0.00	105,119.71	34,465,361.00	0.00%	0.00%
R	61691UAY5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61691UAX7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,021,169,361.00	1,018,829,344.44	144,859.73	2,643,600.18	0.00	0.00	2,788,459.91	1,018,684,484.71

Notional Certificates
X-A	61691UBF5	0.641035%	714,818,000.00	712,477,983.44	0.00	380,602.66	0.00	0.00	380,602.66	712,333,123.71
X-B	61691UBG3	0.083317%	192,746,000.00	192,746,000.00	0.00	13,382.53	0.00	0.00	13,382.53	192,746,000.00
X-D	61691UAA7	1.160012%	47,229,000.00	47,229,000.00	0.00	45,655.19	0.00	0.00	45,655.19	47,229,000.00
X-F	61691UAC3	0.910012%	11,488,000.00	11,488,000.00	0.00	8,711.85	0.00	0.00	8,711.85	11,488,000.00
X-G	61691UAE9	0.910012%	10,212,000.00	10,212,000.00	0.00	7,744.21	0.00	0.00	7,744.21	10,212,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	61691UAG4	0.910012%	10,211,000.00	10,211,000.00	0.00	7,743.45	0.00	0.00	7,743.45	10,211,000.00
Notional SubTotal			986,704,000.00	984,363,983.44	0.00	463,839.89	0.00	0.00	463,839.89	984,219,123.71

Deal Distribution Total					144,859.73	3,107,440.07	0.00	0.00	3,252,299.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691UBA6	792.91888850	12.81944513	1.43980885	0.00000000	0.00000000	0.00000000	0.00000000	14.25925398	780.09944336
A-2	61691UBB4	1,000.00000000	0.00000000	2.10750000	0.00000000	0.00000000	0.00000000	0.00000000	2.10750000	1,000.00000000
A-SB	61691UBC2	1,000.00000000	0.00000000	2.55583333	0.00000000	0.00000000	0.00000000	0.00000000	2.55583333	1,000.00000000
A-3	61691UBD0	1,000.00000000	0.00000000	2.39499998	0.00000000	0.00000000	0.00000000	0.00000000	2.39499998	1,000.00000000
A-4	61691UBE8	1,000.00000000	0.00000000	2.60583333	0.00000000	0.00000000	0.00000000	0.00000000	2.60583333	1,000.00000000
A-S	61691UBH1	1,000.00000000	0.00000000	2.90833333	0.00000000	0.00000000	0.00000000	0.00000000	2.90833333	1,000.00000000
B	61691UBJ7	1,000.00000000	0.00000000	3.05001045	0.00000000	0.00000000	0.00000000	0.00000000	3.05001045	1,000.00000000
C	61691UBK4	1,000.00000000	0.00000000	3.05001030	0.00000000	0.00000000	0.00000000	0.00000000	3.05001030	1,000.00000000
D	61691UAJ8	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	61691UAL3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	61691UAN9	1,000.00000000	0.00000000	2.29166696	0.00000000	0.00000000	0.00000000	0.00000000	2.29166696	1,000.00000000
G	61691UAQ2	1,000.00000000	0.00000000	2.29166667	0.00000000	0.00000000	0.00000000	0.00000000	2.29166667	1,000.00000000
H	61691UAS8	1,000.00000000	0.00000000	2.29166683	0.00000000	0.00000000	0.00000000	0.00000000	2.29166683	1,000.00000000
J-RR	61691UAU3	1,000.00000000	0.00000000	3.05001041	0.00000000	0.14795377	0.00000000	0.00000000	3.05001041	1,000.00000000
R	61691UAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61691UAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691UBF5	996.72641629	0.00000000	0.53244694	0.00000000	0.00000000	0.00000000	0.00000000	0.53244694	996.52376369
X-B	61691UBG3	1,000.00000000	0.00000000	0.06943091	0.00000000	0.00000000	0.00000000	0.00000000	0.06943091	1,000.00000000
X-D	61691UAA7	1,000.00000000	0.00000000	0.96667704	0.00000000	0.00000000	0.00000000	0.00000000	0.96667704	1,000.00000000
X-F	61691UAC3	1,000.00000000	0.00000000	0.75834349	0.00000000	0.00000000	0.00000000	0.00000000	0.75834349	1,000.00000000
X-G	61691UAE9	1,000.00000000	0.00000000	0.75834410	0.00000000	0.00000000	0.00000000	0.00000000	0.75834410	1,000.00000000
X-H	61691UAG4	1,000.00000000	0.00000000	0.75834394	0.00000000	0.00000000	0.00000000	0.00000000	0.75834394	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	16,269.84	0.00	16,269.84	0.00	0.00	0.00	16,269.84	0.00
A-2	09/01/21 - 09/30/21	30	0.00	19,389.00	0.00	19,389.00	0.00	0.00	0.00	19,389.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	62,873.50	0.00	62,873.50	0.00	0.00	0.00	62,873.50	0.00
A-3	09/01/21 - 09/30/21	30	0.00	582,107.14	0.00	582,107.14	0.00	0.00	0.00	582,107.14	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,111,823.09	0.00	1,111,823.09	0.00	0.00	0.00	1,111,823.09	0.00
X-A	09/01/21 - 09/30/21	30	0.00	380,602.66	0.00	380,602.66	0.00	0.00	0.00	380,602.66	0.00
X-B	09/01/21 - 09/30/21	30	0.00	13,382.53	0.00	13,382.53	0.00	0.00	0.00	13,382.53	0.00
X-D	09/01/21 - 09/30/21	30	0.00	45,655.19	0.00	45,655.19	0.00	0.00	0.00	45,655.19	0.00
X-F	09/01/21 - 09/30/21	30	0.00	8,711.85	0.00	8,711.85	0.00	0.00	0.00	8,711.85	0.00
X-G	09/01/21 - 09/30/21	30	0.00	7,744.21	0.00	7,744.21	0.00	0.00	0.00	7,744.21	0.00
X-H	09/01/21 - 09/30/21	30	0.00	7,743.45	0.00	7,743.45	0.00	0.00	0.00	7,743.45	0.00
A-S	09/01/21 - 09/30/21	30	0.00	274,715.35	0.00	274,715.35	0.00	0.00	0.00	274,715.35	0.00
B	09/01/21 - 09/30/21	30	0.00	163,517.16	0.00	163,517.16	0.00	0.00	0.00	163,517.16	0.00
C	09/01/21 - 09/30/21	30	0.00	136,262.26	0.00	136,262.26	0.00	0.00	0.00	136,262.26	0.00
D	09/01/21 - 09/30/21	30	0.00	55,843.75	0.00	55,843.75	0.00	0.00	0.00	55,843.75	0.00
E	09/01/21 - 09/30/21	30	0.00	42,550.00	0.00	42,550.00	0.00	0.00	0.00	42,550.00	0.00
F	09/01/21 - 09/30/21	30	0.00	26,326.67	0.00	26,326.67	0.00	0.00	0.00	26,326.67	0.00
G	09/01/21 - 09/30/21	30	0.00	23,402.50	0.00	23,402.50	0.00	0.00	0.00	23,402.50	0.00
H	09/01/21 - 09/30/21	30	0.00	23,400.21	0.00	23,400.21	0.00	0.00	0.00	23,400.21	0.00
J-RR	09/01/21 - 09/30/21	30	5,083.78	105,119.71	0.00	105,119.71	0.00	0.00	0.00	105,119.71	5,099.28
Totals			5,083.78	3,107,440.07	0.00	3,107,440.07	0.00	0.00	0.00	3,107,440.07	5,099.28

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	3,252,299.80
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,125,196.12	Master Servicing Fee	10,182.75
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,534.31
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	424.51
ARD Interest	0.00	Operating Advisor Fee	1,120.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.77
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,125,196.12	Total Fees	17,756.05

Principal		Expenses/Reimbursements
Scheduled Principal	144,859.73	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	144,859.73	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,107,440.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	144,859.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,252,299.80
Total Funds Collected	3,270,055.85	Total Funds Distributed	3,270,055.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,018,829,345.25	1,018,829,345.25	Beginning Certificate Balance	1,018,829,344.44
(-) Scheduled Principal Collections	144,859.73	144,859.73	(-) Principal Distributions	144,859.73
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,018,684,485.52	1,018,684,485.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,018,829,249.34	1,018,829,249.34	Ending Certificate Balance	1,018,684,484.71
Ending Actual Collateral Balance	1,018,660,592.48	1,018,660,592.48

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.81)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.81)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	24	166,588,848.49	16.35%	93	3.8414	2.455271	1.40 or less	5	89,459,818.16	8.78%	96	3.7699	0.988104
10,000,001 to 20,000,000		20	309,623,320.29	30.39%	96	3.7347	2.086698	1.41 to 1.60	5	41,357,184.68	4.06%	96	4.1464	1.547027
20,000,001 to 30,000,000		7	182,372,316.74	17.90%	97	3.8663	2.091672	1.61 to 1.80	5	111,304,690.58	10.93%	95	3.7654	1.726851
30,000,001 to 40,000,000		4	144,500,000.00	14.18%	96	3.6486	2.062346	1.81 to 2.00	5	124,261,835.62	12.20%	96	3.7222	1.937900
	40,000,001 or greater	4	215,600,000.00	21.16%	97	3.3441	3.224118	2.01 to 2.20	8	112,700,000.00	11.06%	96	3.7431	2.101037
	Totals	59	1,018,684,485.52	100.00%	96	3.6808	2.385138	2.21 or greater	31	539,600,956.48	52.97%	96	3.5904	2.979102
								Totals	59	1,018,684,485.52	100.00%	96	3.6808	2.385138
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	27,351,529.23	2.68%	96	3.7712	2.446953	Wisconsin	2	9,555,000.00	0.94%	97	3.8709	2.749078
California	7	133,084,623.33	13.06%	97	3.6037	2.689246	Wyoming	1	1,444,263.33	0.14%	96	3.6500	2.472300
Colorado	2	11,990,000.00	1.18%	48	3.8323	2.645376	Totals	100	1,018,684,485.52	100.00%	96	3.6808	2.385138
Florida	8	90,175,042.97	8.85%	97	4.2294	2.118139
									Property Type³
Georgia	3	12,997,306.81	1.28%	96	3.7023	2.180101
Illinois	3	15,139,487.18	1.49%	97	3.8301	2.519448		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	7	25,010,938.14	2.46%	97	2.9318	4.302083		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	2,970,749.54	0.29%	97	2.6533	4.973100	Industrial	26	99,869,699.85	9.80%	97	3.1980	3.797106
Kentucky	2	9,676,855.58	0.95%	97	3.2386	3.585363	Lodging	14	89,057,134.90	8.74%	97	4.2647	1.480103
Louisiana	1	1,963,852.40	0.19%	96	3.6500	2.472300	Mixed Use	14	152,619,350.87	14.98%	96	3.6251	1.738577
Maryland	2	72,696,526.51	7.14%	97	3.3704	3.090424	Multi-Family	15	245,910,339.70	24.14%	97	3.7035	2.059989
Massachusetts	4	30,670,215.58	3.01%	93	3.9824	1.283787	Office	11	243,372,800.14	23.89%	94	3.5471	2.766006
Michigan	5	27,051,821.05	2.66%	97	3.7150	2.424309	Other	1	20,000,000.00	1.96%	96	4.1500	1.543200
Minnesota	1	40,000,000.00	3.93%	97	3.4000	2.517300	Retail	18	163,766,996.23	16.08%	96	3.8143	2.304168
Missouri	6	51,389,853.75	5.04%	97	3.4364	2.678389	Self Storage	1	4,088,163.81	0.40%	94	3.7960	2.511800
Nevada	3	73,238,653.86	7.19%	94	3.7887	1.997804	Totals	100	1,018,684,485.52	100.00%	96	3.6808	2.385138
New Jersey	1	20,000,000.00	1.96%	96	4.1500	1.543200
New York	14	152,599,999.99	14.98%	96	3.5879	1.398864
North Carolina	2	5,215,111.12	0.51%	94	3.9049	2.051955
Ohio	2	12,153,245.45	1.19%	97	2.9416	4.249765
Pennsylvania	7	47,918,783.66	4.70%	97	3.9895	2.153787
South Carolina	1	29,950,000.00	2.94%	96	3.8250	1.948800
Texas	6	85,722,028.49	8.41%	97	3.7562	2.401106
Virginia	6	20,418,597.54	2.00%	96	3.4643	2.613488
Washington	1	8,300,000.00	0.81%	97	3.4500	3.264000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9990% or less	1	50,000,000.00	4.91%	97	2.6533	4.973100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4990%	14	299,720,000.00	29.42%	97	3.3930	2.556573	13 months to 24 months	51	885,580,565.27	86.93%	96	3.6628	2.476214
	3.5000% to 3.9990%	30	516,304,475.36	50.68%	95	3.7583	2.216525	25 months to 36 months	8	133,103,920.25	13.07%	94	3.8008	1.779180
	4.0000% to 4.4990%	12	120,937,693.42	11.87%	96	4.1703	1.576878	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or greater	2	31,722,316.74	3.11%	97	4.8933	2.511990	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	1,018,684,485.52	100.00%	96	3.6808	2.385138	Totals	59	1,018,684,485.52	100.00%	96	3.6808	2.385138
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	1	9,700,000.00	0.95%	37	3.8600	2.543100	Interest Only	36	745,296,153.86	73.16%	96	3.5460	2.472288
	61 months or greater	58	1,008,984,485.52	99.05%	96	3.6791	2.383620	359 months or less	23	273,388,331.66	26.84%	95	4.0484	2.147556
	Totals	59	1,018,684,485.52	100.00%	96	3.6808	2.385138	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	1,018,684,485.52	100.00%	96	3.6808	2.385138
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	118,846,153.86	11.67%	96	3.5508	2.311489				None
	12 months or less	51	899,838,331.66	88.33%	96	3.6980	2.394865
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	1,018,684,485.52	100.00%	96	3.6808	2.385138
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	322781001	Various Various		Various	Actual/360	3.650%	152,083.33	0.00	0.00	N/A	10/01/29	--	50,000,000.00	50,000,000.00	10/01/21
1A	322781101				Actual/360	3.650%	30,416.67	0.00	0.00	N/A	10/01/29	--	10,000,000.00	10,000,000.00	10/01/21
1B	322781111				Actual/360	3.650%	30,416.67	0.00	0.00	N/A	10/01/29	--	10,000,000.00	10,000,000.00	10/01/21
2	322781002	OF	Rockville	MD	Actual/360	3.398%	198,216.67	0.00	0.00	N/A	11/01/29	--	70,000,000.00	70,000,000.00	10/05/21
3	301741433	Various New York		NY	Actual/360	3.340%	70,975.00	0.00	0.00	N/A	10/06/29	--	25,500,000.00	25,500,000.00	10/06/21
3A	301741435				Actual/360	3.340%	55,666.67	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	10/06/21
3B	301741436				Actual/360	3.340%	41,750.00	0.00	0.00	N/A	10/06/29	--	15,000,000.00	15,000,000.00	10/06/21
4	322781004	RT	Las Vegas	NV	Actual/360	3.741%	124,693.33	0.00	0.00	N/A	07/01/29	--	40,000,000.00	40,000,000.00	10/01/21
4A	322781104				Actual/360	3.741%	43,163.08	0.00	0.00	N/A	07/01/29	--	13,846,153.86	13,846,153.86	10/01/21
5	1957687	IN	Various	Various	Actual/360	2.653%	110,552.50	0.00	0.00	N/A	11/07/29	--	50,000,000.00	50,000,000.00	10/07/21
6	301741472	MU	Boca Raton	FL	Actual/360	3.810%	127,000.00	0.00	0.00	N/A	11/06/29	--	40,000,000.00	40,000,000.00	10/06/21
6A	301741473				Actual/360	3.810%	31,750.00	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	10/06/21
7	322781007	MF	Garland	TX	Actual/360	3.684%	139,973.00	0.00	0.00	N/A	11/06/29	--	45,600,000.00	45,600,000.00	10/06/21
8	695101199	OF	St Paul	MN	Actual/360	3.400%	56,666.67	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	10/06/21
8A	695101200				Actual/360	3.400%	56,666.67	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	10/06/21
9	322781009	Various Brooklyn		NY	Actual/360	3.710%	61,833.33	0.00	0.00	N/A	09/06/29	--	20,000,000.00	20,000,000.00	10/06/21
9A	322781109				Actual/360	3.710%	61,833.33	0.00	0.00	N/A	09/06/29	--	20,000,000.00	20,000,000.00	10/06/21
10	322781010	LO	Carle Place	NY	Actual/360	3.670%	99,395.83	0.00	0.00	N/A	11/01/29	--	32,500,000.00	32,500,000.00	10/01/21
11	695101192	OF	Glendale	CA	Actual/360	3.310%	88,266.67	0.00	0.00	N/A	11/06/29	--	32,000,000.00	32,000,000.00	10/06/21
12	1959497	MF	Greenville	SC	Actual/360	3.825%	95,465.62	0.00	0.00	N/A	10/01/29	--	29,950,000.00	29,950,000.00	10/01/21
13	301741462	MF	Tustin	CA	Actual/360	3.490%	81,433.33	0.00	0.00	N/A	11/06/29	--	28,000,000.00	28,000,000.00	10/06/21
14	1958023	LO	Key West	FL	Actual/360	4.950%	112,444.73	37,010.87	0.00	N/A	11/01/29	--	27,259,327.61	27,222,316.74	10/01/21
15	322781015	OF	Blue Bell	PA	Actual/360	4.100%	90,541.67	0.00	0.00	N/A	11/06/29	--	26,500,000.00	26,500,000.00	10/06/21
16	322781016	MF	St Louis	MO	Actual/360	3.490%	70,381.67	0.00	0.00	N/A	11/01/29	--	24,200,000.00	24,200,000.00	10/01/21
17	322781017	RT	Modesto	CA	Actual/360	3.800%	66,500.00	0.00	0.00	N/A	11/06/29	--	21,000,000.00	21,000,000.00	10/06/21
18	322781018	MU	Cambridge	MA	Actual/360	3.797%	63,283.33	0.00	0.00	N/A	06/01/29	--	20,000,000.00	20,000,000.00	10/01/21
19	322781019	98	Hamilton	NJ	Actual/360	4.150%	69,166.67	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	10/06/21
20	695101196	RT	Oceanside	CA	Actual/360	3.848%	62,273.47	0.00	0.00	N/A	11/06/29	--	19,420,000.00	19,420,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
21	695101187	MF	Houston	TX	Actual/360	4.180%	57,319.32	25,615.28	0.00	N/A	10/06/29	--	16,455,305.86	16,429,690.58	11/06/21
22	322781022	MF	Gladstone	MO	Actual/360	3.400%	38,250.00	0.00	0.00	N/A	11/01/29	--	13,500,000.00	13,500,000.00	10/01/21
23	695101191	RT	Homewood	AL	Actual/360	3.900%	43,145.84	19,821.87	0.00	N/A	11/06/29	--	13,275,643.94	13,255,822.07	10/06/21
24	322781024	LO	Various	Various	Actual/360	4.300%	42,307.27	17,077.30	0.00	N/A	09/06/29	--	11,806,679.88	11,789,602.58	10/06/21
25	453012192	RT	Various	Various	Actual/360	3.670%	36,700.00	0.00	0.00	N/A	10/01/29	--	12,000,000.00	12,000,000.00	10/01/21
26	695101206	MF	Norristown	PA	Actual/360	3.900%	37,375.00	0.00	0.00	N/A	11/06/29	--	11,500,000.00	11,500,000.00	10/06/21
27	301741477	MF	Kentwood	MI	Actual/360	3.370%	32,295.83	0.00	0.00	N/A	11/06/29	--	11,500,000.00	11,500,000.00	10/06/21
28	695101184	LO	Stoughton	MA	Actual/360	4.330%	38,560.22	16,218.58	0.00	N/A	10/06/29	--	10,686,434.16	10,670,215.58	10/06/21
29	695101195	MF	Brooklyn	NY	Actual/360	3.949%	34,882.83	0.00	0.00	N/A	11/06/29	--	10,600,000.00	10,600,000.00	10/06/21
30	322781030	RT	Various	VA	Actual/360	3.650%	30,809.22	17,224.03	0.00	N/A	10/01/29	--	10,129,059.65	10,111,835.62	10/01/21
31	1958264	RT	Las Vegas	NV	Actual/360	4.040%	33,094.33	0.00	0.00	N/A	11/01/29	--	9,830,000.00	9,830,000.00	10/01/21
32	695101194	OF	Denver	CO	Actual/360	3.860%	31,201.67	0.00	0.00	N/A	11/06/24	--	9,700,000.00	9,700,000.00	10/06/21
33	695101190	OF	Las Vegas	NV	Actual/360	3.800%	30,281.25	0.00	0.00	N/A	10/06/29	--	9,562,500.00	9,562,500.00	10/06/21
34	301741459	RT	Elk Grove Village	IL	Actual/360	3.930%	30,523.00	0.00	0.00	N/A	11/06/29	--	9,320,000.00	9,320,000.00	10/06/21
35	322781035	MF	Brooklyn	NY	Actual/360	3.990%	29,925.00	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	10/06/21
36	301741452	MF	Clarkston	GA	Actual/360	3.730%	26,420.83	0.00	0.00	N/A	10/06/29	--	8,500,000.00	8,500,000.00	10/06/21
37	322781037	MU	Tacoma	WA	Actual/360	3.450%	23,862.50	0.00	0.00	N/A	11/01/29	--	8,300,000.00	8,300,000.00	10/01/21
38	322781038	IN	Rialto	CA	Actual/360	4.200%	26,250.00	0.00	0.00	N/A	11/01/29	--	7,500,000.00	7,500,000.00	10/01/21
39	1958779	RT	Pleasant Prairie	WI	Actual/360	3.790%	22,171.50	0.00	0.00	N/A	11/01/29	--	7,020,000.00	7,020,000.00	10/01/21
40	1958842	IN	Various	Various	Actual/360	3.715%	21,547.00	0.00	0.00	N/A	11/01/29	--	6,960,000.00	6,960,000.00	10/01/21
41	1958306	LO	Jacksonville	FL	Actual/360	4.200%	24,062.50	0.00	0.00	N/A	11/01/29	--	6,875,000.00	6,875,000.00	10/01/21
42	1958389	MF	Brownstown	MI	Actual/360	3.970%	21,338.75	0.00	0.00	N/A	11/01/29	--	6,450,000.00	6,450,000.00	10/01/21
43	1957729	OF	San Diego	CA	Actual/360	3.330%	16,650.00	0.00	0.00	N/A	10/01/29	--	6,000,000.00	6,000,000.00	10/01/21
44	322781044	IN	Louisville	KY	Actual/360	3.610%	17,809.33	0.00	0.00	N/A	11/01/29	--	5,920,000.00	5,920,000.00	10/01/21
45	301741446	IN	Fort Worth	TX	Actual/360	3.435%	16,373.50	0.00	0.00	N/A	10/06/29	--	5,720,000.00	5,720,000.00	10/06/21
46	1958469	MU	Vero Beach	FL	Actual/360	4.550%	17,062.50	0.00	0.00	N/A	11/01/29	--	4,500,000.00	4,500,000.00	10/01/21
47	695101159	SS	High Point	NC	Actual/360	3.796%	12,951.66	6,143.26	0.00	N/A	08/06/29	--	4,094,307.07	4,088,163.81	10/06/21
48	695101189	RT	Shelby Township	MI	Actual/360	4.236%	13,159.60	5,748.54	0.00	N/A	10/06/29	--	3,727,933.22	3,722,184.68	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
49	322781049	IN	St Louis	MO	Actual/360	4.120%	11,604.67	0.00	0.00	N/A	08/01/29	--	3,380,000.00	3,380,000.00	10/01/21
50	1959204	RT	Delafield	WI	Actual/360	4.095%	8,650.69	0.00	0.00	N/A	11/01/29	--	2,535,000.00	2,535,000.00	10/01/21
51	322781051	RT	Chesterfield	MI	Actual/360	4.080%	5,800.40	0.00	0.00	N/A	11/01/29	--	1,706,000.00	1,706,000.00	10/01/21
Totals							3,125,196.12	144,859.73	0.00				1,018,829,345.25	1,018,684,485.52
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,206,198.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	27,741,261.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,698,778.00	1,781,144.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	52,113,244.00	25,810,299.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	31,730,719.00	15,571,466.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,434,650.00	2,139,097.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,829,722.00	2,128,062.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,647,067.00	3,759,494.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,790,333.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,938,607.70	1,928,083.93	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,824,669.00	1,848,583.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,339,675.89	1,157,478.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,916,281.76	884,187.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,022,648.43	5,324,273.07	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,483,419.15	1,223,146.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,709,204.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,814,214.96	1,460,847.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	48,787,553.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	2,161,748.95	12/01/19	11/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,497,281.28	999,291.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	1,777,013.00	925,426.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,478,195.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,439,549.00	739,254.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,823,223.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	14,158,922.41	6,969,808.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,293,551.00	591,889.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,174,708.00	578,576.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	424,658.73	(106,139.64)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	729.46	0.00
29	612,499.78	343,986.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,237,035.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,098,086.78	530,429.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,388,682.00	824,766.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	944,883.60	642,081.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	991,122.40	436,095.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	424,378.90	216,303.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	773,012.41	343,196.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	502,392.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	848,900.00	391,800.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	872,435.70	457,634.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	855,016.00	427,508.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	512,346.60	620,996.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	538,165.00	296,248.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	964,151.58	393,336.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	718,400.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	630,289.00	330,885.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	313,337.00	175,323.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	388,478.63	200,478.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	348,427.08	83,450.71	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	336,251.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	373,955.60	100,705.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	180,934.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	273,446,140.11	85,193,637.48				0.00	0.00	0.00	0.00	729.46	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.680839%	3.659927%	96
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.680926%	3.660012%	97
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.681005%	3.660089%	98
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.681082%	3.660165%	99
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.681168%	3.660249%	100
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.681245%	3.660324%	101
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.681325%	3.660403%	102
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.681398%	3.660475%	103
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.681493%	3.660568%	104
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.681564%	3.660639%	105
12/17/20	1	11,952,106.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.681636%	3.660709%	106
11/18/20	1	11,968,603.52	0	0.00	0	0.00	0	0.00	0	0.00	1	27,606,535.99	0	0.00	0	0.00	3.681715%	3.660787%	107
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		9,700,000	9,700,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		1,008,984,486	1,008,984,486		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,018,684,486	1,018,684,486	0	0	0	0
Sep-21	1,018,829,345	1,018,829,345	0	0	0	0
Aug-21	1,018,962,025	1,018,962,025	0	0	0	0
Jul-21	1,019,088,543	1,019,088,543	0	0	0	0
Jun-21	1,019,225,856	1,019,225,856	0	0	0	0
May-21	1,019,351,398	1,019,351,398	0	0	0	0
Apr-21	1,019,468,254	1,019,468,254	0	0	0	0
Mar-21	1,019,574,819	1,019,574,819	0	0	0	0
Feb-21	1,019,710,624	1,019,710,624	0	0	0	0
Jan-21	1,019,816,278	1,019,816,278	0	0	0	0
Dec-20	1,019,921,535	1,007,969,429	11,952,106	0	0	0
Nov-20	1,020,036,317	1,008,067,713	11,968,604	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	1958023	27,638,183.83	4.95000%	27,638,183.83 4.95000%		10	10/01/20	07/01/20	11/12/20
25	453012192	12,000,000.00	3.67000%	12,000,000.00 3.67000%		10	06/30/20	05/01/20	08/11/20
41	1958306	6,875,000.00	4.20000%	6,875,000.00 4.20000%		10	06/30/20	06/01/20	08/11/20
Totals		46,513,183.83		46,513,183.83
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2019-L3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 30 of 30